Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

October 14, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Investment Trust (the “Registrant”) (1933 Act File No. 033-01121)

on behalf of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance National Limited Maturity Municipal Income Fund and Eaton Vance New York Limited Maturity Municipal Income Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 5, 2015 to the Statutory Prospectus and Summary Prospectus dated August 1, 2015. The purpose of the filing is to submit the 497(e) filing dated October 5, 2015 in XBRL for the Fund.

Please contact me at (617) 672-6559, or fax number (617) 672-1559 if you have any questions or comments.

Very truly yours,

/s/ Kathryn Mohrfeld

Kathryn Mohrfeld